U.S. Defense ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Industrial Products - 48.3%(a)
AeroVironment, Inc.(b)	129	$21,294
AIRO Group Holdings, Inc.(b)	88	650
Archer Aviation, Inc.(b)	2,371	11,215
Ducommun, Inc.(b)	57	10,557
Firefly Aerospace, Inc.(b)	329	9,673
General Dynamics Corp.	439	155,511
Huntington Ingalls Industries, Inc.	180	50,380
Karman Holdings, Inc.(b)	411	20,517
Kratos Defense & Security Solutions, Inc.(b)	850	42,381
L3Harris Technologies, Inc.	484	140,646
Leonardo DRS, Inc.	257	10,966
Loar Holdings, Inc.(b)	107	8,625
Lockheed Martin Corp.	296	150,800
Mercury Systems, Inc.(b)	224	27,402
Moog, Inc. - Class A	123	52,132
National Presto Industries Inc	20	2,500
Northrop Grumman Corp.	267	135,986
Red Cat Holdings, Inc.(b)	448	4,771
Redwire Corp.(b)	578	7,069
Rocket Lab Corp.(b)	1,082	109,985
Voyager Technologies, Inc. - Class A(b)	235	7,579
York Space Systems Inc(b)	553	13,615
		994,254

Industrial Services - 0.1%
EHang Holdings Ltd. - Class A, ADR(b)	232	1,520

Materials - 0.1%
Park Aerospace Corp.	68	2,595

Software & Tech Services - 46.8%(a)
Akamai Technologies, Inc.(b)	547	64,661
BIGBEAR.AI HOLDINGS, INC.(b)	1,578	5,791
C3.Ai, Inc. - Class A(b)	521	4,736
CACI International, Inc. - Class A(b)	101	46,789
Check Point Software Technologies Ltd.(b)	452	59,406
CrowdStrike Holdings, Inc. - Class A(b)	125	95,392
Fortinet, Inc.(b)	658	101,082
Gorilla Technology Group, Inc.(b)	80	1,590
Leidos Holdings, Inc.	547	56,325
N-able, Inc.(b)	252	925
Netskope, Inc. - Class A(b)	738	8,074
Okta, Inc. - Class A(b)	696	94,969
Palantir Technologies, Inc. - Class A(b)	1,053	122,854
Palo Alto Networks, Inc.(b)	314	107,080

Parsons Corp.(b)	216	$11,316
Qualys, Inc.(b)	142	19,524
Radware Ltd.(b)	156	4,814
Rapid7, Inc.(b)	238	1,928
Rubrik, Inc. - Class A(b)	539	43,271
Science Applications International Corp.	178	19,653
SentinelOne, Inc. - Class A(b)	1,248	21,179
Telos Corp.(b)	192	883
Tenable Holdings, Inc.(b)	416	15,342
Zscaler, Inc.(b)	395	55,754
		963,338

Tech Hardware & Semiconductors - 4.3%
Teledyne Technologies, Inc.(b)	134	89,365

Telecommunications - 0.1%
BlackSky Technology Inc(b)	115	3,211

TOTAL COMMON STOCKS (Cost $2,051,150)		2,054,283

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	6,002	6,002

TOTAL SHORT-TERM INVESTMENTS (Cost $6,002)		6,002

TOTAL INVESTMENTS - 100.0% (Cost $2,057,152)		$2,060,285
Liabilities in Excess of Other Assets - 0.0%(d)		(736)
TOTAL NET ASSETS - 100.0%		$2,059,549

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.